Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
3.  Related Party Transactions

The Partnership’s cash is on deposit in commodity brokerage accounts with Morgan Stanley.  MS&Co. credits the Partnership with interest income as described in Note 2. Summary of Significant Accounting Policies.  MS&Co. acts as the counterparty on all trading of foreign currency forward contracts.  The Partnership pays brokerage fees to Morgan Stanley Wealth Management (prior to October 2012, MS&Co.) as described in Note 2. Summary of Significant Accounting Policies.